Schedule of Investments
September 30, 2025 (unaudited)
Matthew 25 Fund

	Shares or Principal
Security Description	Amount ($)	Value ($)(1)

Common Stocks - 99.08%

Air Courier Services - 1.58%
FedEx Corp.	22,000	5,187,820

Business Services - 0.00%
The Depository Trust & Clearing Corp. (a) (b) (2)	0	6,754

Carpets & Rugs - 1.99%
Interface, Inc.	225,000	6,511,500

Electronic Computers - 4.78%
Apple, Inc.	61,500	15,659,745

Federal & Federally - Sponsored Credit Agencies - 4.58%
Federal Agricultural Mortgage Corp.	17,000	2,855,660
Federal Agricultural Mortgage Corp. Class A	97,989	12,150,636

		15,006,296

Investment Advice - 3.89%
KKR & Co., Inc. Class A	98,000	12,735,100

Fire, Marine & Casualty Insurance - 3.91%
Berkshire Hathaway, Inc. Class A (2)	17	12,821,400

Hotels & Motels - 1.61%
Park Hotels & Resorts, Inc.	475,000	5,263,000

Motor Vehicles & Passenger Car Bodies - 4.98%
Tesla, Inc. (2)	36,700	16,321,224

National Commercial Bank - 4.81%
JPMorgan Chase & Co.	50,000	15,771,500

Pharmaceutical Preparations - 3.61%
Eli Lilly & Co.	15,500	11,826,500

Retail-Catalog & Mail-Order Houses - 9.63%
Amazon.com, Inc. (2)	143,750	31,563,188

Security Brokers, Dealers & Exchanges - 4.86%
Goldman Sachs Group, Inc.	20,000	15,927,000

Semiconductors & Related Devices - 30.77%
NVIDIA Corp.	438,000	81,722,040
Taiwan Semiconductor Manufacturing Co. Ltd.	68,500	19,131,365

		100,853,405

Services-Business Services, NEC - 9.27%
Mercadolibre, Inc. (Uruguay) (2)	13,000	30,380,220

Services-Computer Programming, Data Processing, Etc. - 4.73%
Flutter Entertainment plc (2)	61,000	15,494,000

Ship & Boat Building & Repairing - 0.59%
Huntington Ingalls Industries, Inc.	6,750	1,943,393

State Commercial Banks - 3.49%
East West Bancorp, Inc.	107,500	11,443,375

Total Common Stock	(Cost $ 138,166,187)	324,715,419

Money Market Fund - 0.37%

Goldman Sachs Financial Square Government Fund - 4.032% (3)	1,213,350	1,213,350

Total Money Market Registered Investment Companies	(Cost $ 1,213,350)	1,213,350

Total Investments - 99.45%	(Cost $ 139,379,537)	325,928,769

Other Assets Less Liabilities - 0.55%		1,809,918

Total Net Assets - 100.00%		327,738,688

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund's assets carried at fair value:

		Investments in
Valuation Inputs		Securities
Level 1 - Quoted Prices		$313,771,379
Level 2 - Other Significant Observable Inputs		12,150,636
Level 3 - Significant Unobservable Inputs		6,754
Total		$325,928,769

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the rate shown represents the yield at September 30, 2025.
(a) Level 3 Security. This security was valued using significant unobservable inputs.
(b) Actual shares owned 0.114 shares.